Subsequent Events (Details Narrative) - Subsequent Event [Member]	Dec. 01, 2020 USD ($) shares
Common Stock [Member]
Shares issued upon conversion	1,000,000
Securities Purchase Agreement [Member]
Common stock issued and outstanding percentage	70.00%
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Number of shares purchased	1,000
Value of shares purchased | $	$ 135,000
Number of shares converted	1,000
Securities Purchase Agreement [Member] | ABRAR Investments Pty Ltd [Member]
Number of shares purchased	250,000,000